Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts receivable, net [Abstract]
Accounts receivable, net

(in millions of Canadian dollars)	2011	2010
Freight	$380	$327
Non-freight	172	162

	552	489
Allowance for doubtful accounts	(34)	(30)

Total accounts receivable, net	$518	$459